Operating Expenses - Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Brokerage and Transaction Total	$ 128,749,064	$ 79,306,618	$ 66,418,918
Technology and Development Total	79,184,019	63,840,463	52,156,468
Marketing and Branding Total	135,947,415	138,721,231	152,258,002
General and Administrative Total	168,642,689	122,714,628	95,789,803
Clearing and operation cost [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Brokerage and Transaction Total	83,591,253	52,722,425	43,833,078
Market and data fees [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Brokerage and Transaction Total	22,676,024	16,056,015	12,720,971
Handling charge expense [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Brokerage and Transaction Total	22,481,787	10,528,178	9,864,869
Employee compensation and benefits [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Technology and Development Total	55,558,669	43,399,693	35,111,616
Marketing and Branding Total	10,103,339	6,550,318	4,849,661
General and Administrative Total	104,600,076	77,187,479	61,466,048
Cloud service fees [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Technology and Development Total	14,315,992	13,280,129	11,806,489
System costs [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Technology and Development Total	9,309,358	7,160,641	5,238,363
Advertising and promotions [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Marketing and Branding Total	111,073,326	108,190,912	92,182,380
Free stock promotions [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Marketing and Branding Total	14,770,750	23,980,001	55,225,961
Compliance fees [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
General and Administrative Total	13,065,160	11,212,942	8,740,324
Office related [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
General and Administrative Total	27,833,724	18,337,113	10,078,418
Professional services [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
General and Administrative Total	15,942,896	10,586,397	9,966,117
Depreciation and amortization [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
General and Administrative Total	3,234,484	3,010,301	4,675,664
Other [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
General and Administrative Total	$ 3,966,349	$ 2,380,396	$ 863,232